Schedule of basic and diluted earnings per share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Net loss from operations		$ (796,950)	$ (1,201,696)
Less: Net (loss) income attributable to noncontrolling interest from operations		(1,946)	2,305
Net loss attributable to common shareholders, basic		$ (795,004)	$ (1,204,001)
Weighted average number of shares outstanding, basic	[1]	2,429,524	1,857,818
Weighted average number of shares outstanding, diluted	[1]	2,429,524	1,857,818
Loss per share, basic		$ (0.33)	$ (0.65)
Loss per share, diluted		$ (0.33)	$ (0.65)

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026